Merger and Acquisition Merger and Acquisition (PP&E Narrative) (Details)	11 Months Ended
Dec. 29, 2013
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for computer software, miniumum, in years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives for computer software, miniumum, in years	40 years